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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 1999

Check here if Amendment [ ]; Amendment Number: ____
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     KAIM NON-TRADITIONAL, L.P.
Address:  1800 AVENUE OF THE STARS
          SECOND FLOOR
          LOS ANGELES, CA  90067

Form 13F File Number: 28-5066

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard A. Kayne
Title:    President of the General Partner
Phone:    (310) 556-2721

Signature, Place, and Date of Signing:

          Richard A. Kayne     Los Angeles, California     15 April, 1999


Report Type (Check only one.):

[X]   13F HOLDINGS REPORT.

[ ]   13F NOTICE.

[ ]   13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

None



I AM SIGING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


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                             Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 33

Form 13F Information Table Value Total: $ 196,611
                                          (thousands)


List of Other Included Managers:

NONE
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                           KAIM NON-TRADITIONAL, L.P.
                                    FORM 13F
                                 MARCH 31, 1999


NOTE:SECURITIES REPORTED HAVE MINIMUM $200,000 MARKET VALUE OR 10,000 SHARES.

                                                                                                              VOTING AUTHORITY
                                                     VALUE     SHARES/    SH/  PUT/  INVSTMT              ------------------------
SECURITY                TITLE OF CLASS     CUSIP    (X$1000)   PRN AMT    PRN  CALL  DSCRETN  MANAGERS    SOLE      SHARE     NONE
--------                --------------     -----    --------   -------    ---  ----  -------  --------    ----      -----     ----
Avia Pete Inc           DEP SH REP5COM   05379P304       22     245,003   SH          SOLE               245,003
Berkshire Rlty Inc           COM         084710102      965      86,290   SH          SOLE                86,290
Berry Pete Co                CLA         085789105      275      25,000   SH          SOLE                25,000
Big Dog Hldgs Inc            COM         089128102    1,104     192,000   SH          SOLE               192,000
CVB Finl Corp                COM         126600105      316      16,425   SH          SOLE                16,425
Cannondale Corp              COM         137798104    6,163     735,832   SH          SOLE               735,832
Capital Automotive
 REIT                   COM SH BEN INT   139733109    2,668     214,500   SH          SOLE               214,500
Centertrust Retail
 Pptys Inc                   COM         152038105      391      34,000   SH          SOLE                34,000
Central Financial
 Acceptance                  COM         153470109      869     347,700   SH          SOLE               347,700
Day Runner Inc               COM         239545106   15,532   1,280,969   SH          SOLE             1,280,969
Diamond Offshore
 Drilling Inc                COM         25271C102      316      10,000   SH          SOLE                10,000
Ensco Intl Inc               COM         26874Q100      200      15,000   SH          SOLE                15,000
Foremost Corp of
 Amer                        COM         345469100   55,408   2,753,183   SH          SOLE             2,753,183
Glacier Water Svcs
 Inc                         COM         376395109   23,410   1,141,946   SH          SOLE             1,141,946
Guarantee Life Cos
 Inc                         COM         400740106    4,296     252,700   SH          SOLE               252,700
Harken Energy Corp           COM         412552101      192     118,000   SH          SOLE               118,000
High Income
 Opportunity Fd Inc          COM         42967Q105      309      28,900   SH          SOLE                28,900
Meridian Resource
 Corp                        COM         58977Q109   11,493   3,405,227   SH          SOLE             3,405,227
Navigators Group Inc         COM         638904102    3,940     281,439   SH          SOLE               281,439
Nuevo Energy Co              COM         670509108      135      10,000   SH          SOLE                10,000
Offshore Logistics
 Inc                         COM         676255102      233      20,000   SH          SOLE                20,000
Pacalta Res Ltd              COM         69372D106       56      10,000   SH          SOLE                10,000
Plains All Amern
 Pipeline L P           UNIT LTD PARTN   726503105    5,059     283,000   SH          SOLE               283,000
Plains Res Inc           COM PAR $0.10   726540503   43,991   2,932,704   SH          SOLE             2,932,704
Ramtron Intl Corp            COM         751907106       96     139,481   SH          SOLE               139,481
Right Start Inc            COM NEW       766574206   13,598   2,175,711   SH          SOLE             2,175,711
Tam Restaurants Inc          COM         874835101      894     420,582   SH          SOLE               420,582
Techniclone Corp           COM NEW       878517309      146     141,228   SH          SOLE               141,228
Templeton Global
 Govt Incom Fd            SH BEN INT     879929107      251      37,500   SH          SOLE                37,500
Transocean Offshore
 Inc                         COM         893817106      663      23,000   SH          SOLE                23,000
Ugly Duckling Corp           COM         903512101    2,143     387,500   SH          SOLE               387,500
Vintage Pete Inc             COM         927460105      369      41,000   SH          SOLE                41,000
XCL Ltd Del                  COM         980701103    1,111     710,961   SH          SOLE               710,961